Operating Leases (Tables)	12 Months Ended
Apr. 30, 2026
Operating Leases [Abstract]
Schedule of Maturity Analysis of Operating Lease Liabilities

The Company’s maturity analysis of operating lease liabilities as of April 30, 2026 is as follows:

	Operating Leases
	JPY	USD
2027	29,279,335	186,897
2028	21,369,048	136,404
2029	9,473,051	60,469
Total lease payments	60,121,434	383,770
Less imputed interest	(5,258,812)	(33,568)
Present value of operating lease liabilities	54,862,622	350,202
Less: current obligation	(28,143,016)	(179,644)
Long-term obligation as of April 30, 2026	26,719,606	170,558

Schedule of Supplemental Disclosure Related to Operating Leases

Supplemental disclosure related to operating leases were as follows:

	For the year ended April 30, 2026
	JPY	USD
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	9,686,243	61,830
Weighted average remaining lease term of operating leases	2.22 years
Weighted average discount rate of operating leases	7.38%